Income Taxes (Details) - Schedule of provision for income tax - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current:
Federal
State	3	3
Foreign	237
Total current	240	3
Deferred:
Federal	(48,017)	(11,456)
State	(49,894)
Foreign	(9,956)	(2,044)
Valuation allowance	107,867	13,500
Total deferred
Total provision	$ 240	$ 3